Basis of Presentation and General Information (Tables)	6 Months Ended
Jun. 30, 2020
Basis of Presentation and General information [Abstract]
Consolidated Subsidiaries
As of June 30, 2020, the Company was the sole owner of all outstanding shares of the following subsidiary companies:

Vessel owning subsidiaries consolidated:

Company	Country of incorporation	Vessel Name	DWT	Year Built	Delivery date to Castor
Spetses Shipping Co. (“Spetses”)	Marshall Islands	Magic P	76,453	2004	February 2017
Bistro Maritime Co. (“Bistro”)	Marshall Islands	Magic Sun	75,311	2001	September 2019
Pikachu Shipping Co. (“Pikachu”)	Marshall Islands	Magic Moon	76,602	2005	October 2019

Subsidiaries consolidated formed to acquire vessel:

Company	Country of incorporation
Bagheera Shipping Co. (“Bagheera”)	Marshall Islands